MANAGEMENT OF FINANCIAL RISK (Schedule of Company's Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity amount available	$ 704,000
Trade and other payables	153,361	$ 151,642
Debt	172,500	172,500
Closure and reclamation provisions	57,486	83,638
Income tax payable	81,816	80,116
Lease obligations	94,595	82,335
Other liabilities	8,283	4,090
Total financial liabilities	568,041	574,321
Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	153,361	151,642
Closure and reclamation provisions		4,783
Income tax payable	81,816	80,116
Lease obligations	27,715	24,849
Total financial liabilities	262,892	261,390
Later than one year and not later than three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closure and reclamation provisions	1,023	28,287
Lease obligations	42,178	45,949
Other liabilities	8,283	4,090
Total financial liabilities	51,484	78,326
Later than three years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	172,500	172,500
Closure and reclamation provisions	13,023	11,833
Lease obligations	11,044	4,919
Total financial liabilities	196,567	189,252
Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closure and reclamation provisions	43,440	38,735
Lease obligations	13,658	6,618
Total financial liabilities	$ 57,098	$ 45,353